Apr. 29, 2026
Venerable Bond Index Fund | Venerable Bond Index Fund
Investment Objective:

  The Venerable Bond Index Fund (the "Fund") seeks to replicate the performance of a benchmark index that measures investment grade bonds traded in the U.S. as closely as possible before the deduction of Fund expenses.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class V	Class I
Management Fees	0.23%	0.23%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.18%	0.18%
Total Annual Operating Expenses	0.71%[3]	0.41%
Less Waivers and Reimbursements[2]	(0.10%)	(0.05%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.61%	0.36%

[1]  Based on estimated amounts for the current fiscal year.

[2]  Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.61% for Class V shares and 0.36% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

[3]  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the Prospectus due to rounding.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the example were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waivers and reimbursement obligations only for the term of the fee waivers and reimbursement obligations. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class V	$62	$206
Class I	$37	$121

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example above, affect the Fund's performance. During the period September 5, 2025 through December 31, 2025, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in companies that are included in a benchmark index that measures investment grade bonds traded in the U.S. Typically, the actual percentage is considerably higher. The Fund uses an index-based investment approach designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index"), a widely recognized benchmark of U.S. investment grade fixed income performance. The Index includes investment grade, U.S. denominated, fixed-rate taxable bonds.

Venerable Investment Advisers, LLC (the "Adviser") has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund will generally employ a stratified sampling approach to build a portfolio whose broad characteristics match those of the Index without purchasing every security in that Index. The Fund's stratified sampling approach seeks to match the return and other characteristics of the Index by selecting a representative sample of component securities for the Fund based on the characteristics of the Index and the particular securities, such as interest rate sensitivity, credit quality and sector diversification. The Fund's securities holdings may differ from those represented in the Index.

The Fund pursues a strategy of being fully invested by exposing its cash to the performance of the Index by purchasing index swaps and index futures contracts, which are derivatives.

The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in an industry or group of industries to the extent that the Index is so concentrated.

The Fund may acquire securities on a "when-issued," "delayed delivery" or "to-be-announced" basis. These transactions are arrangements under which the Fund buys securities that have been authorized but not yet issued, with payment for and delivery of the security scheduled for a future time.

The Fund is classified as a diversified investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). However, the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in a limited number of issuers relative to a diversified fund. The Fund may be non-diversified for an indefinite period.

Performance Information

Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.